UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kenmare Capital Partners, L.L.C.
Address: 712 Fifth Avenue
         9th Floor
         New York, New York  10019

13F File Number:  28-11467

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark McGrath
Title:     Principal
Phone:     212.521.5987

Signature, Place, and Date of Signing:

     Mark McGrath     New York, New York     November 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $344,453 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCE AUTO PARTS INC         COM              00751Y106    19300   575100 SH       SOLE                   575100
AMERICAN EAGLE OUTFITTERS NE   COM              02553E106       67     3100 SH       SOLE                     3100
AMREP CORP NEW                 COM              032159105     1202    44842 SH       SOLE                    44842
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     5925       50 SH       SOLE                       50
CAMBREX CORP                   COM              132011107     2424   222600 SH       SOLE                   222600
CARTER INC                     COM              146229109      774    38800 SH       SOLE                    38800
CENTENNIAL BK HLDGS INC DEL    COM              151345303      666   104000 SH       SOLE                   104000
CHEROKEE INTL CORP             COM              164450108     2318   683746 SH       SOLE                   683746
CNX GAS CORP                   COM              12618H309     8550   297200 SH       SOLE                   297200
CONVERGYS CORP                 COM              212485106    19375  1116068 SH       SOLE                  1116068
EXTERRAN HLDGS INC             COM              30225X103    34604   430720 SH       SOLE                   430720
GENTEK INC                     COM NEW          37245X203    13242   440212 SH       SOLE                   440212
KADANT INC                     COM              48282T104    20131   718974 SH       SOLE                   718974
KIRKLANDS INC                  COM              497498105      765   602462 SH       SOLE                   602462
LIBERTY GLOBAL INC             COM SER A        530555101    29265   713443 SH       SOLE                   713443
LIBERTY MEDIA HLDG CORP        CAP COM SER A    53071M302    27860   223187 SH       SOLE                   223187
LIBERTY MEDIA HLDG CORP        INT COM SER A    53071M104     4802   250000 SH       SOLE                   250000
MICROSOFT CORP                 COM              594918104    18412   625000 SH       SOLE                   625000
OFFICE DEPOT INC               COM              676220106     4984   241700 SH       SOLE                   241700
PINNACLE AIRL CORP             COM              723443107     4588   286395 SH       SOLE                   286395
RCN CORP                       COM NEW          749361200     5218   424264 SH       SOLE                   424264
SPRINT NEXTEL CORP             COM FON          852061100    25958  1366200 SH       SOLE                  1366200
STAPLES INC                    COM              855030102     3019   140500 SH       SOLE                   140500
SYMANTEC CORP                  COM              871503108     1276    65842 SH       SOLE                    65842
UNISOURCE ENERGY CORP          COM              909205106    18884   631795 SH       SOLE                   631795
VMWARE INC                     CL A COM         928563402    17000   200000 SH       SOLE                   200000
WALTER INDS INC                COM              93317Q105    27836  1034801 SH       SOLE                  1034801
WHOLE FOODS MKT INC            COM              966837106    26008   531200 SH       SOLE                   531200